Net Income (Loss) Per Share (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Stock [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Convertible preferred shares	193,668,614	193,668,614	193,668,614